Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2021
Interest Expense And Finance Cost
Interest Expense and Finance Cost

NOTE 18: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Interest expense	$136,055	$128,696	$125,496
Amortization and write-off of deferred financing costs	8,870	7,863	7,746
Other	84	—	237
Interest expense and financing cost	$145,009	$136,559	$133,479